Share capital and premium (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 R / shares	Dec. 31, 2020 R / shares	Mar. 31, 2020 R / shares
Issued and fully paid:
Share capital	$ 17	$ 17	$ 17
Balance at beginning of period	7,250	7,235	7,235
Ordinary shares issued	5	10	15
Balance at end of period	7,255	7,245	7,250
Redeemable preference shares	(53)	(53)	(53)
Balance at end of period	7,202	7,192	7,197
Share capital and premium	$ 7,219	$ 7,209	$ 7,214
Ordinary shares
Authorised:
Number of shares authorised (in shares) | shares	600,000,000	600,000,000	600,000,000
Issued and fully paid:
Number of shares issued and fully paid (in shares) | shares	417,254,176	416,340,033	416,890,087
Series A redeemable preferred shares
Authorised:
Number of shares authorised (in shares) | shares	2,000,000	2,000,000	2,000,000
Issued and fully paid:
Number of shares issued and fully paid (in shares) | shares	2,000,000
Series B redeemable preferred shares
Authorised:
Number of shares authorised (in shares) | shares	5,000,000	5,000,000	5,000,000
Issued and fully paid:
Number of shares issued and fully paid (in shares) | shares	778,896
Series C redeemable preferred shares
Authorised:
Number of shares authorised (in shares) | shares	30,000,000	30,000,000	30,000,000
Authorised
Issued and fully paid:
Share capital	$ 23	$ 23	$ 23
Authorised | Ordinary shares
Authorised:
Par value per share (USD per share) | R / shares				R 0.25	R 0.25	R 0.25
Issued and fully paid:
Par value per share (USD per share) | R / shares				0.25	0.25	0.25
Share capital	23	23	23
Authorised | Series A redeemable preferred shares
Authorised:
Par value per share (USD per share) | R / shares				0.50	0.50	0.50
Issued and fully paid:
Par value per share (USD per share) | R / shares				0.50	0.50	0.50
Share capital	0	0	0
Authorised | Series B redeemable preferred shares
Authorised:
Par value per share (USD per share) | R / shares				0.01	0.01	0.01
Issued and fully paid:
Par value per share (USD per share) | R / shares				0.01	R 0.01	R 0.01
Share capital	0	0	0
Authorised | Series C redeemable preferred shares
Issued and fully paid:
Share capital	0	0	0
Issued and fully paid
Issued and fully paid:
Share capital	17	17	17
Issued and fully paid | Ordinary shares
Authorised:
Par value per share (USD per share) | R / shares				0.25
Issued and fully paid:
Par value per share (USD per share) | R / shares				0.25
Share capital	17	17	17
Issued and fully paid | Series A redeemable preferred shares
Authorised:
Par value per share (USD per share) | R / shares				0.50
Issued and fully paid:
Par value per share (USD per share) | R / shares				0.50
Share capital	0	0	0
Issued and fully paid | Series B redeemable preferred shares
Authorised:
Par value per share (USD per share) | R / shares				0.01
Issued and fully paid:
Par value per share (USD per share) | R / shares				R 0.01
Share capital	$ 0	0	0
Treasury shares held within the group | Series A and B redeemable preference shares
Issued and fully paid:
Treasury shares held within the group (in shares) | shares	2,778,896
Share capital	$ 0	$ 0	$ 0